CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable	$ 16,409	$ 12,041
Provision for doubtful accounts net investment in direct financing and sales-type leases	249	296
Short-term Debt	116,529	102,458
Long-term Debt	644
Accounts Payable	9,860	16,392
Accounts Payable, Related Parties	6,057	2,228
Other Payables and Accrued Liabilities	18,589	15,049
Due to Affiliate	53,732	65,595
Customer Deposits	2,854	1,956
Taxes Payable	7,011	2,551
Deferred Tax Liabilities		4,717
Long-term payables	707
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,538,919	23,538,919
Common Stock, Shares, Outstanding (in shares)	23,538,919	23,538,919
Variable Interest Entity
Short-term Debt	89,015	75,412
Long-term Debt
Accounts Payable	1,097	68
Accounts Payable, Related Parties	4,397	706
Other Payables and Accrued Liabilities	8,122	4,857
Due to Affiliate	131	86
Customer Deposits	537	161
Taxes Payable	4,495	1,931
Deferred Tax Liabilities	0	0
Long-term payables